Fair Value Measurements - Additional Information (Detail) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets held in Trust Account	$ 348,672,786	$ 345,000,000
Cash [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets held in Trust Account	$ 0	$ 345,000,000